Current and Future Income Taxes (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and Future Income Taxes [Abstract]
Statutory income tax rate	34.00%	34.00%	34.00%